financial instruments - Accounts receivable (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Receivable account balances - non-current			$ 110	$ 70
Customer accounts receivable
Credit risk
Weighted average age of receivables	30 days
Receivable account balances	$ 1,749	$ 1,257	1,749	1,257
Receivable account balances - Current			1,524	1,210
Receivable account balances - non-current			225	47
Written off amounts charged to allowance for doubtful accounts still subject to enforcement			449	353
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(1,257)
Balance, end of period	(1,749)	(1,257)
Customer accounts receivable | Less than 30 days past billing date
Credit risk
Receivable account balances	793	749	793	749
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(749)
Balance, end of period	(793)	(749)
Customer accounts receivable | 30-60 days past billing date
Credit risk
Receivable account balances	323	344	323	344
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(344)
Balance, end of period	(323)	(344)
Customer accounts receivable | 61-90 days past billing date
Credit risk
Receivable account balances	69	72	69	72
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(72)
Balance, end of period	(69)	(72)
Customer accounts receivable | More than 90 days past billing date
Credit risk
Receivable account balances	59	45	59	45
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(45)
Balance, end of period	(59)	(45)
Customer accounts receivable | Unbilled customer finance receivables
Credit risk
Receivable account balances	505	47	505	47
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(47)
Balance, end of period	(505)	(47)
Cost/Gross amount | Customer accounts receivable
Credit risk
Receivable account balances	1,804	1,310	1,804	1,310
Receivable account balances - Current			1,570	1,263
Receivable account balances - non-current			234	47
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(1,310)
Balance, end of period	(1,804)	(1,310)
Cost/Gross amount | Customer accounts receivable | Less than 30 days past billing date
Credit risk
Receivable account balances	803	762	803	762
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(762)
Balance, end of period	(803)	(762)
Cost/Gross amount | Customer accounts receivable | 30-60 days past billing date
Credit risk
Receivable account balances	331	354	331	354
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(354)
Balance, end of period	(331)	(354)
Cost/Gross amount | Customer accounts receivable | 61-90 days past billing date
Credit risk
Receivable account balances	74	80	74	80
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(80)
Balance, end of period	(74)	(80)
Cost/Gross amount | Customer accounts receivable | More than 90 days past billing date
Credit risk
Receivable account balances	73	67	73	67
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(67)
Balance, end of period	(73)	(67)
Cost/Gross amount | Customer accounts receivable | Unbilled customer finance receivables
Credit risk
Receivable account balances	523	47	523	47
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(47)
Balance, end of period	(523)	(47)
Allowance for doubtful accounts | Customer accounts receivable
Credit risk
Receivable account balances	(55)	(53)	(55)	(53)
Receivable account balances - Current			(46)	(53)
Receivable account balances - non-current			(9)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	53	43
Additions (doubtful accounts expense)	64	56
Accounts written off, net of recoveries	(66)	(55)
Other	4	9
Balance, end of period	55	53
Allowance for doubtful accounts | Customer accounts receivable | Less than 30 days past billing date
Credit risk
Receivable account balances	(10)	(13)	(10)	(13)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	13
Balance, end of period	10	13
Allowance for doubtful accounts | Customer accounts receivable | 30-60 days past billing date
Credit risk
Receivable account balances	(8)	(10)	(8)	(10)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	10
Balance, end of period	8	10
Allowance for doubtful accounts | Customer accounts receivable | 61-90 days past billing date
Credit risk
Receivable account balances	(5)	(8)	(5)	(8)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	8
Balance, end of period	5	8
Allowance for doubtful accounts | Customer accounts receivable | More than 90 days past billing date
Credit risk
Receivable account balances	(14)	(22)	(14)	$ (22)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	22
Balance, end of period	14	$ 22
Allowance for doubtful accounts | Customer accounts receivable | Unbilled customer finance receivables
Credit risk
Receivable account balances	(18)		$ (18)
Summary of activity related to allowance for doubtful accounts
Balance, end of period	$ 18